Operating Costs and Other Expenses	12 Months Ended
Dec. 31, 2022
Operating Costs And Other Expenses [Abstract]
Operating Costs and Other Expenses	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in millions):

	Years Ended December 31,
	2022	2021	2020
Asset-based commission expenses	$1,010	$1,126	$907
Other commission expenses	846	1,042	1,020
Deferral of acquisition costs	(628)	(796)	(735)
Sub-advisor expenses	329	389	324
General and administrative expenses	875	1,078	985
Athene ceding commission (1)	—	—	(1,202)
Total operating costs and other expenses	$2,432	$2,839	$1,299

(1) See Note 8 of the Notes to Consolidated Financial Statements for further information.